CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	$ 9,441,354	$ 6,586	$ 7,020,231	$ 1,304	$ (229,929)	$ 2,643,162
Comprehensive income (net of tax):
Net income / (loss)	160,812					160,812
Currency translation adjustment	59,158				59,158
Net change in cash flow hedges	(2,420)				(2,420)
Total comprehensive income / (loss)	217,550
Exercise of share options (in shares)		40,883
Exercise of share options	4,762	$ 3	4,759
Issue of restricted share units / performance share units (in shares)		27,046
Issue of restricted share units / performance share units	1	$ 1
Share-based compensation expense	12,359		12,359
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,360,537)
Repurchase of ordinary shares	(250,000)	$ (85)		85		(250,000)
Share repurchase costs	(150)					(150)
Ending balance (in shares) at Mar. 31, 2025		79,464,252
Ending balance at Mar. 31, 2025	9,425,871	$ 6,505	7,037,344	1,389	(173,191)	2,553,824
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Net income / (loss)	80,145
Currency translation adjustment	145,405
Net change in cash flow hedges	(2,420)
Total comprehensive income / (loss)	223,130
Ending balance (in shares) at Sep. 30, 2025		76,359,932
Ending balance at Sep. 30, 2025	8,993,868	$ 6,290	7,100,059	1,606	(86,944)	1,972,857
Beginning balance (in shares) at Dec. 31, 2024		80,756,860
Beginning balance at Dec. 31, 2024	$ 9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Repurchase of ordinary shares (in shares)	(4,504,330)
Repurchase of ordinary shares	$ (750,000)
Ending balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Ending balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	7,131,956	1,606	(68,534)	2,122,051
Beginning balance (in shares) at Mar. 31, 2025		79,464,252
Beginning balance at Mar. 31, 2025	9,425,871	$ 6,505	7,037,344	1,389	(173,191)	2,553,824
Comprehensive income (net of tax):
Net income / (loss)	203,516					203,516
Currency translation adjustment	104,428				104,428
Total comprehensive income / (loss)	307,944
Exercise of share options (in shares)		17,901
Exercise of share options	1,734	$ 1	1,733
Issue of restricted share units / performance share units (in shares)		7,158
Issue of restricted share units / performance share units	1	$ 1
Share-based compensation expense	15,251		15,251
Share issuance costs	(4)		(4)
Repurchase of ordinary shares (in shares)		(1,717,181)
Repurchase of ordinary shares	(250,000)	$ (117)		117		(250,000)
Share repurchase costs	(150)					(150)
Ending balance (in shares) at Jun. 30, 2025		77,772,130
Ending balance at Jun. 30, 2025	9,500,647	$ 6,390	7,054,324	1,506	(68,763)	2,507,190
Comprehensive income (net of tax):
Net income / (loss)	(284,183)					(284,183)
Currency translation adjustment	(18,181)				(18,181)
Net change in cash flow hedges	0
Total comprehensive income / (loss)	(302,364)
Exercise of share options (in shares)		7,110
Exercise of share options	821		821
Issue of restricted share units / performance share units (in shares)		7,304
Issue of restricted share units / performance share units	0
Share-based compensation expense	44,919		44,919
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,426,612)
Repurchase of ordinary shares	(250,000)	$ (100)		100		(250,000)
Share repurchase costs	(150)					(150)
Ending balance (in shares) at Sep. 30, 2025		76,359,932
Ending balance at Sep. 30, 2025	$ 8,993,868	$ 6,290	7,100,059	1,606	(86,944)	1,972,857
Beginning balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Beginning balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	7,131,956	1,606	(68,534)	2,122,051
Comprehensive income (net of tax):
Net income / (loss)	104,751					104,751
Currency translation adjustment	(26,495)				(26,495)
Total comprehensive income / (loss)	78,256
Exercise of share options (in shares)		10,174
Exercise of share options	1,086	$ 1	1,085
Issue of restricted share units / performance share units (in shares)		24,039
Issue of restricted share units / performance share units	1	$ 1
Share-based compensation expense	27,574		27,574
Share issuance costs	(5)		(5)
Ending balance (in shares) at Mar. 31, 2026		76,601,538
Ending balance at Mar. 31, 2026	$ 9,300,296	$ 6,307	7,160,610	1,606	(95,029)	2,226,802
Beginning balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Beginning balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	7,131,956	1,606	(68,534)	2,122,051
Comprehensive income (net of tax):
Net income / (loss)	299,463
Currency translation adjustment	(40,993)
Net change in cash flow hedges	(825)
Total comprehensive income / (loss)	$ 257,645
Repurchase of ordinary shares (in shares)	(2,359,703)
Ending balance (in shares) at Sep. 30, 2026	74,916,724	74,916,724
Ending balance at Sep. 30, 2026	$ 9,127,319	$ 6,189	7,208,291	1,771	(110,352)	2,021,420
Beginning balance (in shares) at Mar. 31, 2026		76,601,538
Beginning balance at Mar. 31, 2026	9,300,296	$ 6,307	7,160,610	1,606	(95,029)	2,226,802
Comprehensive income (net of tax):
Net income / (loss)	72,582					72,582
Currency translation adjustment	(14,791)				(14,791)
Total comprehensive income / (loss)	57,791
Exercise of share options (in shares)		12,519
Exercise of share options	1,585	$ 1	1,584
Issue of restricted share units / performance share units (in shares)		540,152
Issue of restricted share units / performance share units	38	$ 38
Share-based compensation expense	18,456		18,456
Share issuance costs	(4)		(4)
Ending balance (in shares) at Jun. 30, 2026		77,154,209
Ending balance at Jun. 30, 2026	9,378,162	$ 6,346	7,180,646	1,606	(109,820)	2,299,384
Comprehensive income (net of tax):
Net income / (loss)	122,130					122,130
Currency translation adjustment	293				293
Net change in cash flow hedges	(825)				(825)
Total comprehensive income / (loss)	121,598
Exercise of share options (in shares)		84,252
Exercise of share options	10,367	$ 5	10,362
Issue of restricted share units / performance share units (in shares)		37,966
Issue of restricted share units / performance share units	3	$ 3
Share-based compensation expense	17,289		17,289
Share issuance costs	$ (6)		(6)
Repurchase of ordinary shares (in shares)	(2,359,703)	(2,359,703)
Repurchase of ordinary shares	$ (400,000)	$ (165)		165		(400,000)
Share repurchase costs	$ (94)					(94)
Ending balance (in shares) at Sep. 30, 2026	74,916,724	74,916,724
Ending balance at Sep. 30, 2026	$ 9,127,319	$ 6,189	$ 7,208,291	$ 1,771	$ (110,352)	$ 2,021,420